LOANS, FINANCING AND DEBENTURES - Changes in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES
Beginning of the year	R$ 59,460,369
Non-cash effect
End of the year	75,620,574	R$ 59,460,369
Capital Market Borrowings
LOANS, FINANCING AND DEBENTURES
Beginning of the year	59,460,369	58,071,102
Effect on cash flow
Capture	29,965,839	11,821,053
Interest paid	(6,411,738)	(5,433,471)
Principal Amortization	(16,009,832)	(13,455,384)
Non-cash effect
Merge of subsidiary		2,753,190
Interest and charges incurred	5,651,860	5,622,235
Monetary variations incurred	501,819	250,298
Exchange rate variation incurred	113,072	(124,412)
Fair value adjustment	2,434,141	(44,242)
Transfers to held for sale	(84,956)
End of the year	R$ 75,620,574	R$ 59,460,369